Dreyfus Institutional Preferred
Treasury Securities Money Market Fund

Hamilton Shares (Ticker Symbol:CEAXX)

Summary Prospectus
August 1, 2024

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus and other information about the fund, including the statement of additional information and most recent reports to shareholders, online at http://im.bnymellon.com/literaturecenterfa. You can also get this information at no cost by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com. The fund's prospectus and statement of additional information, dated August 1, 2024 (each as revised or supplemented), are incorporated by reference into this summary prospectus.

Dreyfus Institutional Preferred Treasury Securities Money Market Fund
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Hamilton Shares
Management fees		.10
Other expenses:
Administrative services fees	.05
Miscellaneous other expenses	.00*
Total other expenses		.05
Total annual fund operating expenses		.15
Fee waiver**		(.00)*
Total annual fund operating expenses (after fee waiver)		.15

* Amount represents less than .01%.

** The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has agreed in its management agreement with the fund to: (1) pay all of the fund's direct expenses, except management fees, administrative service fee and certain other expenses, including the fees and expenses of the independent board members and independent counsel to the fund and to the independent board members, and (2) reduce its fees pursuant to the management agreement in an amount equal to the fund's allocable portion of the fees and expenses of the independent board members and independent counsel to the fund and to the independent board members (in the amount of less than .01% for the past fiscal year). These provisions in the management agreement may not be amended without the approval of the fund's shareholders.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example is based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

0466SP0824

	1 Year	3 Years	5 Years	10 Years
Hamilton Shares	$15	$48	$85	$192
Principal Investment Strategy

The fund pursues its investment objective by investing only in U.S. Treasury securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government, including those with floating or variable rates of interest) and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund typically invests exclusively in U.S. Treasury securities.

By investing exclusively in U.S. Treasury securities, income paid by the fund generally will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. Neither BNY Mellon Investment Adviser, Inc. nor its affiliates have a legal obligation to provide financial support to the fund, and you should not expect that BNY Mellon Investment Adviser, Inc. or its affiliates will provide financial support to the fund at any time. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk: This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

• U.S. Treasury securities risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  Events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Hamilton shares from year to year. The table shows the average annual total returns of the fund's Hamilton shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Dreyfus Institutional Preferred Treasury Securities Money Market Fund – Hamilton Summary	2

Year-by-Year Total Returns as of 12/31 each year (%) Hamilton Shares
During the periods shown in the chart: Best Quarter Q4, 2023: 1.33% Worst Quarter Q4, 2021: 0.00%
The year-to-date total return of the fund's Hamilton shares as of June 30, 2024 was 2.63%.

Average Annual Total Returns (as of 12/31/23)
	1 Year	5 Years	10 Years
Hamilton Shares	4.95%	1.74%	1.13%

Institutions may call toll-free 1-800-373-9387 for the current yield of the fund's Hamilton shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Portfolio Management

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser). BNYM Investment Adviser has engaged its affiliate, Dreyfus, a division of Mellon Investments Corporation, to serve as the fund's sub-adviser.

Purchase and Sale of Fund Shares

The fund's Hamilton shares are designed generally for institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Hamilton shares of the fund also may be purchased directly by individuals. In general, the fund's minimum initial investment for Hamilton shares is $100 million with no minimum subsequent investment, unless: (a) the investor has invested at least $100 million in the aggregate among the fund and any of the Preferred Funds, the Cash Management Funds or Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Mellon Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $100 million in such funds. You may sell (redeem) your shares on any business day by calling 1-800-373-9387 or through compatible computer systems.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through a U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund's distributor and its related companies may pay the intermediary for the sale of fund shares and related services. To the extent that the intermediary may receive lesser or no payments in connection with the sale of other investments, the payments from the fund's distributor and its related companies may create a potential conflict of interest by influencing the broker-dealer or other intermediary and your financial representative to recommend the fund over the other investments. This potential conflict of interest may be addressed by policies, procedures or practices adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Ask your financial representative or visit your financial intermediary's website for more information.

Dreyfus Institutional Preferred Treasury Securities Money Market Fund – Hamilton Summary	3

This prospectus does not constitute an offer or solicitation in any state or jurisdiction in which, or to any person to whom, such offering or solicitation may not lawfully be made.

Dreyfus Institutional Preferred Treasury Securities Money Market Fund – Hamilton Summary	4

Dreyfus Institutional Preferred
Treasury Securities Money Market Fund

Institutional Shares (Ticker Symbol: CEIXX)

Summary Prospectus
August 1, 2024

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus and other information about the fund, including the statement of additional information and most recent reports to shareholders, online at http://im.bnymellon.com/literaturecenterfa. You can also get this information at no cost by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com. The fund's prospectus and statement of additional information, dated August 1, 2024 (each as revised or supplemented), are incorporated by reference into this summary prospectus.

Dreyfus Institutional Preferred Treasury Securities Money Market Fund
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management fees	.10
Other expenses	.00*
Total annual fund operating expenses	.10
Fee waiver**	(.00)*
Total annual fund operating expenses (after fee waiver)	.10

*  Amount represents less than .01%.

** The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has agreed in its management agreement with the fund to: (1) pay all of the fund's direct expenses, except management fees and certain other expenses, including the fees and expenses of the independent board members and independent counsel to the fund and to the independent board members, and (2) reduce its fees pursuant to the management agreement in an amount equal to the fund's allocable portion of the fees and expenses of the independent board members and independent counsel to the fund and to the independent board members (in the amount of less than .01% for the past fiscal year). These provisions in the management agreement may not be amended without the approval of the fund's shareholders.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example is based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$10	$32	$56	$128

4028SP0824

Principal Investment Strategy

The fund pursues its investment objective by investing only in U.S. Treasury securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government, including those with floating or variable rates of interest) and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund typically invests exclusively in U.S. Treasury securities.

By investing exclusively in U.S. Treasury securities, income paid by the fund generally will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. Neither BNY Mellon Investment Adviser, Inc. nor its affiliates have a legal obligation to provide financial support to the fund, and you should not expect that BNY Mellon Investment Adviser, Inc. or its affiliates will provide financial support to the fund at any time. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk: This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

• U.S. Treasury securities risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  Events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Dreyfus Institutional Preferred Treasury Securities Money Market Fund - Institutional Summary	2

Year-by-Year Total Returns as of 12/31 each year (%) Institutional Shares
During the periods shown in the chart: Best Quarter Q4, 2023: 1.35% Worst Quarter Q4, 2021: 0.00%

The year-to-date total return of the fund's Institutional shares as of June 30, 2024 was 2.66%.

Average Annual Total Returns (as of 12/31/23)
	1 Year	5 Years	Since Inception 03/01/2016
Institutional Shares	5.00%	1.78%	1.48%

Institutions may call toll-free 1-800-373-9387 (inside the U.S. only) for the current yield of the fund's Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Portfolio Management

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser). BNYM Investment Adviser has engaged its affiliate, Dreyfus, a division of Mellon Investments Corporation, to serve as the fund's sub-adviser.

Purchase and Sale of Fund Shares

The fund's Institutional shares are designed generally for institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Institutional shares of the fund also may be purchased directly by individuals. In general, the fund's minimum initial investment for Institutional shares is $500 million with no minimum subsequent investment, unless: (a) the investor has invested at least $500 million in the aggregate among the fund and any of the Preferred Funds, the Cash Management Funds or Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Mellon Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $500 million in such funds. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire or through compatible computer systems. Please call 1-800-373-9387 (inside the U.S. only) for more information.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through a U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund's distributor and its related companies may pay the intermediary for the sale of fund shares and related services. To the extent that the intermediary may receive lesser or no payments in connection with the sale of other investments, the payments from the fund's distributor and its related companies may create a potential conflict of interest by influencing the broker-dealer or other intermediary and your financial representative to recommend the fund over the other investments. This potential conflict of interest may be addressed by policies, procedures or practices adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Ask your financial representative or visit your financial intermediary's website for more information.

This prospectus does not constitute an offer or solicitation in any state or jurisdiction in which, or to any person to whom, such offering or solicitation may not lawfully be made.

Dreyfus Institutional Preferred Treasury Securities Money Market Fund - Institutional Summary	3

This page has been left intentionally blank.

Dreyfus Institutional Preferred Treasury Securities Money Market Fund - Institutional Summary	4